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March 7, 2008	WRITER’S DIRECT LINE 414.319.7348 brikkers@foley.com EMAIL

CLIENT/MATTER NUMBER 038584-0119
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Whiting USA Trust I and Whiting Petroleum Corporation—
Amendment No. 1 to Registration Statement on Form S-1 and Form S-3, respectively
Ladies and Gentlemen:
          On behalf of Whiting USA Trust I, a Delaware statutory trust (the “Trust”), and Whiting Petroleum Corporation, a Delaware corporation (“Whiting”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), Amendment No. 1 to the above-referenced Registration Statement, with exhibits, relating to the proposed initial public offering of the Trust’s units of beneficial interest in the Trust.
          The Trust and Whiting are filing Amendment No. 1 in response to the comment letter of the Staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Staff”), dated December 18, 2007, with respect to the above-referenced Registration Statement. As requested by the Staff in the comment letter, the Trust and Whiting have prepared a memorandum setting forth its responses to the Staff’s comments, copies of which are filed herewith and being delivered to the Staff with courtesy copies of this filing.
          Should any questions arise in connection with this filing, please contact the undersigned at (414) 319-7348 or John K. Wilson at (414) 297-5642.

Very truly yours,
/s/ Benjamin F. Rikkers

Benjamin F. Rikkers

cc:	Whiting Petroleum Corporation
Working Group

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